Nature of Business and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accrual of interest on mortgage and commercial loans if discontinued for maximum days		90 days
Federal Home Loan Bank stock	$ 926,000	$ 5,398,000
Cash dividend paid by Federal Home Loan Bank, percent	0.30%	0.10%
Commercial real estate loans held by Company	$ 96,600,000
Building and Related Components | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		10 years
Building and Related Components | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		50 years
Furniture, Fixtures and Equipment | Minimum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		3 years
Furniture, Fixtures and Equipment | Maximum
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Useful life of assets		10 years